SHARE CAPITAL (Disclosure of outstanding options to acquire common shares) (Details)	12 Months Ended
	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares
Options Outstanding
Number of options outstanding | Share	7,293,334	8,673,334	8,692,334
Weighted Average Remaining Contractual Life (years)	1 year 10 months 24 days	1 year 9 months 25 days
Weighted average exercise price	$ 2.33	$ 2.03	$ 2.01
Options Exercisable
Number of share options exercisable | Share	6,455,001	8,010,001
Weighted average exercise price	$ 2.4	$ 1.93
$0.40 - $1.00 [Member]
Options Outstanding
Number of options outstanding | Share	2,528,334	4,283,334
Weighted Average Remaining Contractual Life (years)	1 year 21 days	1 year 1 month 13 days
Weighted average exercise price	$ 0.55	$ 0.49
Options Exercisable
Number of share options exercisable | Share	2,398,334	4,283,334
Weighted average exercise price	$ 0.5	$ 0.49
$0.40 - $1.00 [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	0.4	0.4
$0.40 - $1.00 [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 1	$ 1
$1.01 - $4.00 [Member]
Options Outstanding
Number of options outstanding | Share	3,025,000	2,575,000
Weighted Average Remaining Contractual Life (years)	2 years 6 months 7 days	2 years 1 month 28 days
Weighted average exercise price	$ 2.63	$ 2.87
Options Exercisable
Number of share options exercisable | Share	2,316,667	2,116,667
Weighted average exercise price	$ 2.81	$ 2.95
$1.01 - $4.00 [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	1.01	1.01
$1.01 - $4.00 [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 4	$ 4
$4.01 - $5.67[Member]
Options Outstanding
Number of options outstanding | Share	1,740,000	1,815,000
Weighted Average Remaining Contractual Life (years)	2 years 14 days	2 years 11 months 23 days
Weighted average exercise price	$ 4.46	$ 4.47
Options Exercisable
Number of share options exercisable | Share	1,740,000	1,610,000
Weighted average exercise price	$ 4.46	$ 4.44
$4.01 - $5.67[Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	4.01	4.01
$4.01 - $5.67[Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 5.67	$ 5.67